Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 1,079,759	$ 1,047,565	$ 1,084,224	$ 1,079,759
Decreases (increases) in the Bank's before-tax annual earnings		60		60	$ 68
The unrealized foreign currency translation gains		336		324	$ 360
Derivative liabilities transferred into Level 3	0		0
Derivative liabilities transferred out of Level 3	0		0
Derivative asset transferred out of Level 3	0		0
Derivative asset transferred into Level 3	0		0
Transfer of financial assets from level two to level three	0		0
Trading assets [member] | Equity securities [Member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset transferred into Level 3	72
Transfer of financial assets from level two to level three	72
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	165,922			165,922
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	913,837			913,837
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	385,341	369,282	361,243	385,341
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	89,811	87,000	87,000	89,811
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	53,000	$ 50,000	$ 48,000	53,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 295,530			$ 295,530
Percentage of residential mortgage portfolio insured	33.00%	35.00%	38.00%
Percentage of residential mortgage portfolio uninsured to average loan value	49.00%	51.00%	52.00%	49.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio				80.00%